Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 14,020,196	$ 14,429,280
Less: accumulated depreciation	(3,627,352)	(3,520,719)
Less: impairment on property and equipment		(145,541)
Property and equipment, net	10,392,844	10,763,020
Property and Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	3,187,924	3,137,725
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	3,682,572	3,987,572
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	2,298,722	2,263,687
Equipment and Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	2,102,075	2,418,993
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	273,343	183,274
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 2,475,560	$ 2,438,029